LAND USE RIGHTS - NET (Tables)	12 Months Ended
Dec. 31, 2013
Land Use Rights
As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Land use rights
Cost	358,585	300,207	49,591
Less: Accumulated amortization	(23,538)	(27,763)	(4,586)

	335,047	272,444	45,005